SUBSEQUENT EVENTS - Additional Information (Detail)	12 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended						1 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 17, 2010 2010 Senior Notes [Member] USD ($)	May 09, 2011 RMB Bonds [Member]	Dec. 31, 2012 RMB Bonds [Member] CNY	Mar. 13, 2013 Subsequent Event [Member] USD ($)	Feb. 25, 2013 Subsequent Event [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] TWD	Mar. 13, 2013 Subsequent Event [Member] Minimum [Member]	Mar. 13, 2013 Subsequent Event [Member] Maximum [Member]	Mar. 13, 2013 Subsequent Event [Member] MCE Holdings Group [Member] USD ($)	Mar. 13, 2013 Subsequent Event [Member] Philippine Parties [Member] USD ($)	Mar. 13, 2013 Subsequent Event [Member] PAGCOR [Member] Required Contribution To Be Fully Utilized And Invested By Casino Opening [Member] USD ($)	Mar. 13, 2013 Subsequent Event [Member] PAGCOR [Member] Required Contribution To Be Fully Invested Within Three Years Of Casino Opening [Member] USD ($)	Feb. 27, 2013 Subsequent Event [Member] 2010 Senior Notes [Member] USD ($)	Jan. 28, 2013 Subsequent Event [Member] 2010 Senior Notes [Member] USD ($)	Feb. 07, 2013 Subsequent Event [Member] 2013 Senior Notes [Member] USD ($)	Mar. 04, 2013 Subsequent Event [Member] Deposit-Linked Loan [Member] USD ($)	Mar. 04, 2013 Subsequent Event [Member] Deposit-Linked Loan [Member] CNY	Mar. 04, 2013 Subsequent Event [Member] Deposit-Linked Loan [Member] HKD	Mar. 11, 2013 Subsequent Event [Member] RMB Bonds [Member] USD ($)	Mar. 11, 2013 Subsequent Event [Member] RMB Bonds [Member] CNY
Subsequent Event [Line Items]
Additional land premium								$ 23,344,000	$ 2,449,000
Proposed revised government land use fee payable per annum on proposed amendments to land concession contracts								1,235,000	186,000
Frozen bank account balance									102,227,000	2,980,000,000
Expiration date of Tender Offer																		Feb. 26, 2013
Aggregate principal amount tendered																		599,135,000
Remaining outstanding aggregate principal amount redeem																	865,000
The Date when MCE Finance will redeem the remaining outstanding 2010 Senior Notes																	Mar. 28, 2013
Redemption price as a percentage of principal amount on remaining 2010 Senior Notes																	100.00%
Debt instrument interest percentage																			5.00%
Debt instrument maturity period																			2021
Debt instrument principal amount						2,300,000,000													1,000,000,000	353,278,000		2,748,500,000	368,177,000	2,300,000,000
Interest rate per annum				10.25%		3.75%													5.00%
Maturity date				May 15, 2018	May 09, 2013														Feb. 15, 2021
Debt underwriting commissions and other expenses				14,960,000															14,500,000
Net proceeds from issuance of Senior Notes	868,000,000	706,556,000	592,026,000																985,500,000
RMB Bonds proceeds held as security deposit for Deposit-Linked Loan																				368,177,000	2,300,000,000
Specific amount that Licensees must invest in Philippines Project as required by PAGCOR under the Provisional License							1,000,000,000
Sharing of PAGCOR investment contributions under Cooperation agreement													500,000,000	500,000,000
Required investment Commitment to be utilized or invested in Philippines Project by its opening															650,000,000
Required investment commitment rate															65.00%
Required investment Commitment to be invested within three years of the casino opening																$ 350,000,000
Monthly license fees range as a percentage of casino revenue payable to PAGCOR											15.00%	25.00%
Cultural promotion fees on casino revenues payable to PAGCOR							2.00%
Additional fee on non-gaming revenues payable to PAGCOR							5.00%
Operating Agreement expiring date							Jul. 11, 2033